Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Property, Plant and Equipment

NOTE 9 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2014 and 2013 were as follows:

December 31,	Useful Lives (Years)	2014	2013
(Dollars in thousands)
Land	N/A	$35,031	$36,266
Buildings	20	296,502	304,272
Leasehold and land improvements	1-30	1,086,718	1,197,520
Cell site equipment	7-25	3,269,609	3,306,575
Switching equipment	5-8	960,377	1,161,976
Office furniture and equipment	3-5	553,630	539,248
Other operating assets and equipment	3-5	89,663	92,456
System development	1-7	1,042,195	962,698
Work in process	N/A	125,015	116,501
		7,458,740	7,717,512
Accumulated depreciation and amortization		(4,730,523)	(4,860,992)
		$2,728,217	$2,856,520

Depreciation and amortization expense totaled $593.2 million, $791.1 million and $597.7 million in 2014, 2013 and 2012, respectively. As a result of the Divestiture Transaction, U.S. Cellular recognized incremental depreciation and amortization in 2014, 2013 and 2012. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.

In 2014, 2013 and 2012, (Gain) loss on asset disposals, net included charges of $21.5 million, $30.6 million and $18.1 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.